Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
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Schedule of Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets include the following:

	December 31,
(millions of U.S. dollars)	2025	2024
Prepaid expenses	205	150
Deferred commissions	123	112
Current tax receivables	75	67
Inventory	23	21
Other current assets	54	50
Prepaid expenses and other current assets	480	400